ANCHOR
                             RESOURCE
                               AND
                            COMMODITY
                              TRUST

                        SEMI-ANNUAL REPORT
                          JUNE 30, 1997
                           (UNAUDITED)










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               ANCHOR RESOURCE AND COMMODITY TRUST
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               STATEMENT OF ASSETS AND LIABILITIES
                          JUNE 30, 1997
                           (Unaudited)

Assets:
Investments at quoted market value (cost $9,873,104;
 see Schedule of Investments, Notes 1, 2, & 5).......     $11,662,284
Cash ................................................         692,850
Dividends and interest receivable....................           9,549
Other assets.........................................          71,788
                                                           -----------
    Total assets.....................................      12,436,471
                                                           -----------

Liabilities:
Accrued expenses and other liabilities (Note  )......          22,282
                                                           -----------
    Total liabilities................................          22,282
                                                           -----------
Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
value,amount paid in on 1,166,084 shares outstanding)
 (Note 1)............................................      10,993,214
Accumulated undistributed net investment income......         116,458
Accumulated realized loss from security transactions,
net.................................................         (484,663)
Net unrealized appreciation in value of investments
 (Note 2)...........................................         1,789,180
                                                           -----------
    Net assets (equivalent to $10.65 per share, based
on 1,166,084 capital shares outstanding)............      $ 12,414,189
                                                           ===========



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               ANCHOR RESOURCE AND COMMODITY TRUST


               STATEMENT OF ASSETS AND LIABILITIES
                          JUNE 30, 1997
                           (Unaudited)



Income:
 Dividends...........................................   $   68,407
 Interest............................................       49,651
                                                        -----------
    Total income.....................................      118,058
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................       43,564
 Audit and accounting fees...........................        3,065
 Legal fees..........................................        5,019
 Pricing and bookkeeping fees (Note 4)...............        7,145
 Trustees' fees and expenses.........................          907
 Transfer fees (Note 4)..............................        1,464
 Custodian fees......................................        3,621
 Other expenses......................................        2,093
                                                        -----------
    Total expenses...................................       66,878
         Fees paid indirectly (Note 4)...............       (3,125)
                                                        -----------
         Net expenses................................       63,753
                                                        -----------

Net investment income................................       54,305
                                                        -----------

Realized and unrealized gain (loss) on investments:
  Realized loss on investments-net...................     (140,545)
  Increase in net unrealized appreciation in investments   288,463
                                                        -----------
    Net gain on investments..........................      147,918
                                                        ===========

Net increase in net assets resulting from operations.   $  202,223
                                                        ===========


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               ANCHOR RESOURCE AND COMMODITY TRUST
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               STATEMENTS OF CHANGES IN NET ASSETS


                                            Six Months
                                              Ended      Year Ended
                                          June 30, 1997 December 31,
                                           (Unaudited)      1996
                                          ----------------------------
From operations:
 Net investment income................... $   54,305        72,357
 Realized gain (loss) on investments, net  (140,545)     (110,599)
 Increase in net unrealized
  appreciation in investments............    288,463     1,116,114
                                           ---------     ----------
    Net increase in net assets resulting
     from operations.....................    202,223    1,077,872
                                          ------------  -----------
Distributions to shareholders:
  From net investment income.............     --            --
  From net realized gain on investments..     --            --
                                          ------------  -----------
    Total distributions to shareholders..     --            --
                                          ------------  -----------

From capital share transactions:

                        Number of Shares
                         1997      1996
                       --------- ---------
Proceeds from sale of
  shares..............  83,875   391,909     901,844    3,853,096
Shares issued to
 shareholders in
 distributions
 reinvested............    --        --        --            --
Cost of shares
 redeemed.............. (24,785)  (67,818)  (261,813)    (644,043)
                        --------  --------   ---------   --------
 Increase in net
  assets resulting
from capital
  share transactions..  59,090   (324,091)   640,031    3,209,053
                       ========= =========  ----------  ---------

Net increase in net assets...............    842,254    4,286,925
Net assets:
  Beginning of period.................... 11,571,935    7,285,010
                                          ============  ===========
  End of period (including undistributed
net investment income of $116,458 and
$62,153 respectively.................... $12,414,189    $11,571,935
                                          ============  ===========


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               ANCHOR RESOURCE AND COMMODITY TRUST
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                SELECTED PER SHARE DATA AND RATIOS




                                       Six
                                 Months       Year Ended December 31,
                                      Ended
                                    June 30,
                                      1997
                                 (Unaudited)  1996       1995      1994
                                 ------------------------------------------
Investment income................  $0.10      $0.15     $0.89      $0.22
Expenses, net....................   0.05       0.09      0.32       2.20
                                 --------   ---------  --------   ---------
Net investment income (loss).....   0.05       0.06      0.57      (1.98)
Net realized and unrealized
 gain on investments.............   0.15       1.08      0.13        --
Distributions to shareholders:
  From net investment
   income........................   --         --       (0.58)       --
  From net realized gain
   on investments................   --         --       --           --
                                 --------   ---------  --------   --------
Net increase (decrease)
 in net asset value..............   0.20       1.14      0.12      (1.98)
Net asset value:
 Beginning of period.............  10.45       9.31      9.19      11.17
                                 --------   ---------   -------   ---------
 End of period................... $10.65     $10.45     $9.31      $9.19
                                 ========== =========   =======   ==========
Ratio of expenses to
 average net assets..............   1.14%      1.10%     1.11%     20.12%
Ratio of net investment in-
 come (loss) to average net
 assets.........................   0.93%      0.85%     2.01%    (18.13)%
Portfolio turnover...............  0.05       0.20      0.33        --
Number of shares out-
 standing at end of period.......1,166,084  1,106,994  782,903     12,000
Per share data and ratios
assuming no waiver of advisory
fees:
Expenses.........................   --         --         --     $  2.28
Net investment loss..............   --         --         --     $ (2.06)
Ratio of expenses to
 average net assets..............   --         --         --       20.87%
Ratio of net investment loss to
average net assets...............   --         --         --      (18.88)%


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               ANCHOR RESOURCE AND COMMODITY TRUST
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               STATEMENT OF ASSETS AND LIABILITIES
                          JUNE 30, 1997
                           (Unaudited)
                           (Continued)
                                                               Value
Quantity                                                     (Note 1)
COMMON STOCKS -- 76.86%
         Aluminum Industry --5.29%
   8,000 Alcan Aluminum Limited......................... $    274,504
   5,000 Aluminum Company of America....................      381,565
                                                            ----------
                                                              656,069
                                                            ----------
         Canadian Energy Industry -- 11.73%
  25,000 Anderson Exploration Limited...................      317,000
   6,000 Imperial Oil Limited...........................      306,750
  15,000 Rennaissance Energy............................      410,700
  15,000 Talisman Energy  Limited.......................      421,050
                                                            ----------
                                                            1,455,500
                                                            ----------
         Coal/Alternate Energy Industry -- 4.80%
  15,000 Calenergy Company Incorporated.................      596,250
                                                            ----------

         Copper Industry --5.66%
  10,208 Freeport McMoran Copper and Gold Class A.......      273,707
   5,000 Phelps Dodge Corporation.......................      429,375
                                                            ----------
                                                              703,082
                                                            ----------
         Gold/Silver Mining Stocks -- 14.35%
  15,000 Euro-Nevada....................................      456,300
  15,000 Franco-Nevada Mining Corporation...............      750,750
  40,000 Miramar Mining Corporation.....................      144,800
  30,000 Northern Orion Exploration Limited.............      107,700
  16,000 Teck Corporation Class B.......................      322,240
                                                            ----------
                                                            1,781,790
                                                            ----------
         Metals & Mining (Diversified) Industry --12.76%
  12,000 Cominco Limited................................      318,000
   5,000 Inco. Limited..................................      149,690
  20,000 Noranda Incorporated...........................      430,200
   8,000 Rio Algom Limited..............................      192,000
   7,000 Rio Tinto PLC ADR..............................      493,941
                                                             ----------
                                                             1,583,831
                                                             ----------
         Oilfield Services/Equipment Industry --9.99%
   6,000 Halliburton Company............................      474,750
   6,100 Schlumberger Limited...........................      764,787
                                                            ----------
                                                            1,239,537
                                                            ----------

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                                                               Value
Quantity                                                     (Note 1)
         Petroleum (Integrated) Industry -- 9.13%
   3,000 Amoco Corporation..............................      261,939
   4,000 Atlantic Richfield Company.....................      282,000
   4,000 Mobil Oil Corporation..........................      278,752
   8,000 Unocal Corporation.............................      310,000
                                                            ----------
                                                            1,132,691
                                                            ----------
         Petroleum Producing Industry -- 3.15%
  12,000 Apache Corporation.............................      391,500
                                                            ----------

         Total common stocks (cost $7,746,916)..........    9,540,250
                                                            ----------

FOREIGN TIME DEPOSITS -- 9.13%
1,978,045Deutsche Mark, maturing 07/04/97,
          at 2.9375%....................................    1,134,607
                                                            ----------
         Total foreign time deposits (cost $1,138,761)..    1,134,607
                                                            ----------

U.S. TREASURY BILLS -- 7.95%
$1,000,00Treasury Bill, 4.92% yield, maturing 9/18/97         987,427
         (at cost)......................................
                                                            ----------
         Total investments (cost $9,873,104)............   11,662,284
                                                            ----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 6.06%..........      751,905
                                                            ----------

         Total Net Assets............................... $ 12,414,189
                                                           ==========



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               ANCHOR RESOURCE AND COMMODITY TRUST
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               STATEMENT OF ASSETS AND LIABILITIES
                          JUNE 30, 1997
                           (Unaudited)




1. Significant accounting policies:
   Anchor Resource and Commodity Trust (the "Trust"), a Massachusetts business trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
   C. Capital Stock-- The Trust records sales and redemptions of its capital stock on trade date.
   D. Foreign Currency-- Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
     B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).


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                  STATEMENT OF ASSETS AND LIABILITIES
                              JUNE 30, 1997
                               (Unaudited)
                               (Continued)

      The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At June 30, 1997, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,996,876. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $207,696. Net unrealized appreciation in investments at June 30, 1997 was $1,789,180.
3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 1997, investment advisory fees of $7,760 were due which were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the six months ended June 30, 1997 were $1,464. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc. the Trust's distributor, received $5,140 in brokerage commissions during the six months ended June 30, 1997. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1997 were $7,145. For the six months ended June 30, 1997 the total expense increase, as shown in the statement of operations, is $3,125 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement.
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
    such securities...........................    $ 2,172,984
      Other investments.......................     32,994,721
                                                  =============
                                                  $35,167,705
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
    such securities...........................    $ 4,144,765
      Other investments.......................     30,704,957
                                                  =============
                                                  $34,849,722
                                                  =============


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                      OFFICERS AND TRUSTEES



DAVID W.C. PUTNAM                            Chairman
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Corporation
President and Director, F.L. Putnam
Securities Company Incorporated


J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer


SPENCER H. LE MENAGER                        Secretary
President, Equity Inc.                       and Trustee


MAURICE A. DONAHUE                           Trustee
Director and Professor, Institute for
Governmental Services and
Walsh-Saltonstall Professor of Practical
Politics, University of Massachusetts


DAVID Y. WILLIAMS                            President
President and Director, Meeschaert & Co.,    and Trustee
Inc., President and Director,
Anchor Investment Management Corporation




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               ANCHOR RESOURCE AND COMMODITY TRUST
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              INVESTMENT ADVISER AND TRANSFER AGENT
            Anchor Investment Management Corporation
        2717 Furlong Rd., Doylestown, Pennsylvania 18901
                         (215) 794-2980

                           DISTRIBUTOR
                     Meeschaert & Co., Inc.
        2717 Furlong Rd., Doylestown, Pennsylvania 18901

                            CUSTODIAN
                 Investors Bank & Trust Company
          89 South Street, Boston, Massachusetts 02111

                  INDEPENDENT PUBLIC ACCOUNTANT
                    Livingston & Haynes, P.C.
          40 Grove St., Wellesley, Massachusetts 02181

                          LEGAL COUNSEL
             Yukevich, Blume, Marchetti & Zangrilli
       One Gateway Center, Pittsburgh, Pennsylvania 15222